Financial Instruments and Related Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	May 26, 2016	May 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments and Fair Value [Line Items]
Cash and equivalents			$ 3,394	$ 2,801	$ 2,213	$ 2,925
Other-than-temporary impairment losses related to investments			8
Net realized gains on the Retained Share transactions	$ 537	$ 611		$ 4,387
Number of outstanding shares of Baxter common stock acquired in exchange				11,526,638
Baxalta Inc
Financial Instruments and Fair Value [Line Items]
Number of outstanding shares of Baxter common stock acquired in exchange	11,526,638
Spinoff
Financial Instruments and Fair Value [Line Items]
Disposition of Baxalta shares of common stock	13,360,527
U.S.
Financial Instruments and Fair Value [Line Items]
Contribution of Retained Shares to pension plan		17,145,570		17,145,570
Fair Value, Inputs, Level 2
Financial Instruments and Fair Value [Line Items]
Money market funds, at carrying value			700
Greece, Spain, Portugal and Italy
Financial Instruments and Fair Value [Line Items]
Total accounts receivable from certain countries with liquidity issues			$ 149	$ 137